Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment reporting
Schedule of reportable segments for purposes of assessing performance

	For the three months ended June 30,
	2021			2020
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$299.8	$47.3	$347.1	$180.8	$14.6	$195.4

Expenses
Costs of sales	$44.7	$2.6	$47.3	$27.0	$1.0	$28.0
Depletion and depreciation	61.1	15.5	76.6	42.1	9.8	51.9
Segment gross profit	$194.0	$29.2	$223.2	$111.7	$3.8	$115.5

	For the six months ended June 30,
	2021			2020
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$563.6	$92.4	$656.0	$394.8	$41.1	$435.9

Expenses
Costs of sales	$82.4	$5.5	$87.9	$68.5	$3.1	$71.6
Depletion and depreciation	120.3	27.0	147.3	94.0	21.5	115.5
Segment gross profit	$360.9	$59.9	$420.8	$232.3	$16.5	$248.8

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Total segment gross profit	$223.2	$115.5	$420.8	$248.8

Other operating (income)/expenses
Impairment charges	$7.5	$—	$7.5	$271.7
General and administrative expenses	5.4	4.9	9.6	9.8
Share-based compensation expense	5.0	6.8	7.0	8.1
Gain on sale of gold bullion	(0.6)	(2.4)	(1.2)	(4.4)
Depreciation	0.6	0.4	1.1	1.2
Foreign exchange loss and other (income) expenses	1.2	0.1	1.3	0.2
Income (loss) before finance items and income taxes	$204.1	$105.7	$395.5	$(37.8)

Finance items
Finance income	$1.7	$1.0	$2.4	$1.9
Finance expenses	(1.1)	(0.8)	(1.9)	(1.9)
Net income (loss) before income taxes	$204.7	$105.9	$396.0	$(37.8)